WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 128.6%
Alabama - 1.0%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants, Series D	5.000%	10/1/21	$1,500,000	$1,505,982

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B	4.000%	12/1/36	250,000	296,999
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	600,410

Total Alaska				897,409

Arizona - 2.5%
Arizona State IDA, Education Revenue, Lincoln South Beltway Project	5.000%	2/1/25	500,000	577,604
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,000,000	1,123,802	(a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	591,004
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	250,000	275,788	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,131,077

Total Arizona				3,699,275

California - 17.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	594,520
Anaheim, CA, Public Financing Authority Lease, Refunding, Series A	5.000%	5/1/26	2,000,000	2,215,836
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.120%	4/1/24	2,000,000	2,034,293	(b)(c)
California State, GO, Various Purpose	5.000%	3/1/35	500,000	653,636
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	430,905	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	486,600	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	291,981	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,750,000	1,879,400	(a)(d)
California State, GO, Various Purpose, Refunding	5.000%	9/1/41	750,000	999,374	(e)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$555,000	$583,309	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,855,192
Long Beach, CA, Bond Finance Authority Lease Revenue, Series A, Refunding	5.000%	8/1/31	1,855,000	1,931,742
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/35	1,000,000	1,274,397
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,513,938	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	925,325
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,955,000	3,745,432
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	548,438	(b)(c)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	454,082
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	959,801
Series A, Refunding	5.000%	10/1/43	250,000	315,220
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	948,918
San Bernardino City, CA, Unified School District, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	309,462
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	645,000	809,844	(a)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	250,000	292,018

Total California				26,053,663

Colorado - 2.4%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	518,434

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	$100,000	$106,479	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	2,580,000	2,768,561
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	145,695

Total Colorado				3,539,169

Connecticut - 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	300,406
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/34	600,000	786,468
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	619,332
Connecticut State, GO:
Series A	5.000%	4/15/30	400,000	518,870
Series C	4.000%	6/1/38	250,000	301,936
Series E	5.000%	10/15/34	210,000	253,231

Total Connecticut				2,780,243

Florida - 6.7%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	305,089	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	171,061	(d)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	634,351
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,577,821
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	3,000,000	3,155,013	(a)(f)
Series A, Refunding	4.000%	10/1/36	1,000,000	1,201,350
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,695,252
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	303,156

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	$250,000	$276,124
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	350,000	360,927
Tampa, FL, Hospital Revenue, H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	250,000	317,734

Total Florida				9,997,878

Georgia - 1.0%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project P, Series A	4.000%	1/1/46	250,000	286,220
Subordinated, Project One, Series A, Refunding	5.000%	1/1/37	250,000	324,197
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	250,000	314,739
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	555,177

Total Georgia				1,480,333

Guam - 0.2%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	230,000	262,809	(e)

Illinois - 18.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	609,102
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	328,485
Series C, Refunding	5.000%	12/1/24	250,000	285,194
Series D	5.000%	12/1/46	1,500,000	1,832,575
Chicago, IL, GO:
Series A	5.000%	1/1/40	600,000	732,478
Series A, Refunding	5.000%	1/1/26	500,000	589,304
Series B, Refunding	5.500%	1/1/30	1,000,000	1,145,797
Series C, Refunding	5.000%	1/1/25	500,000	571,529
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	978,392

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	$500,000	$610,388
Senior Lien, Series D	5.250%	1/1/37	400,000	487,373
Series A, Refunding	5.000%	1/1/31	1,750,000	2,001,678	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	550,000	685,321
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	720,548
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	626,440
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	781,907
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	315,000	404,713
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	250,000	329,222
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	596,295
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,324,889
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	124,486
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	597,261
Series A	5.000%	3/1/35	400,000	512,894
Series A	5.000%	5/1/36	770,000	929,144
Series A	5.000%	5/1/39	300,000	359,618
Series A, Refunding	5.000%	10/1/29	1,300,000	1,617,650
Series B, Refunding	5.000%	9/1/27	600,000	736,709
Series D	5.000%	11/1/27	300,000	369,588
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	600,000	692,093	(e)
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,472,381
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	306,099
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	631,716

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	$1,020,000	$1,311,036
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	250,000	313,480

Total Illinois				27,615,785

Indiana - 4.8%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	925,288
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,272,153
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	250,000	289,431
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,389,698
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	190,000	204,512	(a)

Total Indiana				7,081,082

Iowa - 0.2%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	75,000	76,471
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	250,000	289,754

Total Iowa				366,225

Kentucky - 2.1%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,378,794	(b)(c)
Series C	4.000%	6/1/25	1,600,000	1,797,909	(b)(c)

Total Kentucky				3,176,703

Louisiana - 4.9%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,284,070	(a)
Series B	5.000%	1/1/30	2,000,000	2,281,935	(a)
Port New Orleans Board of Commissioners, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,948,417	(a)

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	$400,000	$416,405	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	300,000	317,225	(b)(c)

Total Louisiana				7,248,052

Maryland - 0.4%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	579,253

Massachusetts - 2.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	444,362
Massachusetts State DFA Revenue:
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,305,136	(b)(c)
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	308,976
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	233,690
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	500,000	628,080	(a)
Series E	5.000%	7/1/46	500,000	638,623	(a)

Total Massachusetts				3,558,867

Michigan - 3.0%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	279,382
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	965,194
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	422,087
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	182,302
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	400,000	425,045	(d)
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	307,893
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	320,016

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	$1,000,000	$1,130,168
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	363,683	(a)

Total Michigan				4,395,770

Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	939,250	(a)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	168,883
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	341,593

Total Missouri				1,449,726

Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	500,000	706,427

New Jersey - 9.7%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,115,395
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	1,400,000	1,689,993
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	3,022,251
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	2,175,000	2,325,955
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	656,597
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	957,665
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	177,053	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,291,849
Transportation System, Series A, Refunding	5.000%	12/15/25	425,000	505,586
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	734,121

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	$1,000,000	$1,248,688
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	619,939

Total New Jersey				14,345,092

New York - 18.0%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	575,000	744,248
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,208,993
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	125,000	143,055
Green Bonds, Series D-1	5.000%	11/15/43	250,000	313,012
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,269,826
Series A-2	5.000%	5/15/30	400,000	522,489	(b)(c)
New York City, NY, GO:
Series D-1	5.000%	3/1/39	1,000,000	1,277,736
Subseries F-1	5.000%	3/1/37	500,000	655,496
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	250,000	323,426
New York City, NY, TFA Revenue, Future Tax Secured, Subordinate, Series C-1	4.000%	5/1/40	2,300,000	2,746,068
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,894,902
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	750,000	964,647
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	750,000	936,059
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	550,000	647,715
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	1,000,000	1,179,914
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	214,694

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$850,000	$1,043,392	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,462,981	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,379,725	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	500,000	619,837
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series A	5.000%	3/15/41	750,000	967,346
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	786,439	(d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,761,613	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,000,000	2,573,478
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,000,000	1,110,151

Total New York				26,747,242

North Carolina - 1.2%
Charlotte, NC, COP, Series P	5.000%	6/1/44	250,000	316,369
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport	5.000%	7/1/36	400,000	513,004
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	971,473

Total North Carolina				1,800,846

Ohio - 1.8%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	626,445
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	250,000	320,059
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	640,031

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	$350,000	$385,852	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Xavier University Project, Refunding	5.000%	5/1/34	525,000	679,162

Total Ohio				2,651,549

Oregon - 1.5%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	301,226	(a)
Portland, OR, River District Urban Renewal & Redevelopment, Series C	5.000%	6/15/28	570,000	590,434
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	615,123
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	350,000	392,359
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	361,839

Total Oregon				2,260,981

Pennsylvania - 2.9%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	249,681
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	440,000	501,079
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/40	750,000	974,739
Series B, Refunding	5.000%	12/1/46	500,000	645,270
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	620,185
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	250,000	327,154
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	317,934
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	182,547
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	545,831

Total Pennsylvania				4,364,420

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 4.7%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	$295,000	$253,331	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	200,000	196,000	*(g)
Series A	5.050%	7/1/42	75,000	73,500	*(g)
Series DDD, Refunding	5.000%	7/1/21	280,000	274,050	*(h)
Series TT	5.000%	7/1/37	450,000	441,000	*(g)
Series XX	5.250%	7/1/40	400,000	393,500	*(g)
Series ZZ, Refunding	5.250%	7/1/18	250,000	242,187	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	203,089
Restructured, Series A-1	4.550%	7/1/40	50,000	57,536
Restructured, Series A-1	5.000%	7/1/58	525,000	607,876
Restructured, Series A-2	4.329%	7/1/40	1,340,000	1,523,290
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,738,717

Total Puerto Rico				7,004,076

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	496,197	(a)

Tennessee - 0.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	250,000	310,852
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A	5.000%	7/1/42	300,000	368,603
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	500,000	566,928	(b)(c)

Total Tennessee				1,246,383

Texas - 6.5%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	279,929
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/27	1,000,000	1,139,168	(a)
Central Texas, Regional Mobility Authority Revenue:
Senior Lien, Series B	5.000%	1/1/46	250,000	319,528
Senior Lien, Series E	5.000%	1/1/45	250,000	313,186
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,133,984

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	$500,000	$607,950	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	500,000	545,052	(a)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,308,719	(a)
Laredo, TX, Waterworks & Sewer System Revenue, Series 2019	5.000%	3/1/33	1,000,000	1,241,998
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	108,186	(a)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	605,940
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,490,675
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	130,000	149,957
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	418,006

Total Texas				9,662,278

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	300,000	300,756
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	330,000	330,812
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	151,312

Total U.S. Virgin Islands				782,880

Utah - 0.5%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	288,107
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/26	250,000	301,780
Series 2021	4.000%	10/15/36	100,000	117,729

Total Utah				707,616

Virginia - 3.4%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	261,241

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster- Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	$1,250,000	$1,446,732
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	500,000	583,736
Second Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,074,830	(a)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	355,520	(a)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	250,000	310,191

Total Virginia				5,032,250

Washington - 1.0%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/33	500,000	628,997	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	296,384	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/29	170,000	223,895
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	300,000	390,378

Total Washington				1,539,654

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	300,000	385,421	(b)(c)

Wisconsin - 3.7%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,397,602
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	2,000,000	2,018,790	(a)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	227,146	(d)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	150,000	182,509
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	608,022

Total Wisconsin				5,434,069

TOTAL MUNICIPAL BONDS (Cost - $174,880,317)				190,855,605

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(i) - 1.5%
New York - 1.5%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,260,090)	4.000%	3/15/41	$1,925,000	$2,267,358

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $177,140,407)				193,122,963

SHORT-TERM INVESTMENTS - 3.2%
MUNICIPAL BONDS - 3.2%
Arizona - 0.4%
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, LOC - JPMorgan Chase Bank	0.010%	2/1/48	100,000	100,000	(j)(k)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	500,000	500,000	(j)(k)

Total Arizona				600,000

California - 0.2%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	100,000	100,000	(j)(k)
California Statewide CDA, MFH Revenue, IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	4/1/25	100,000	100,000	(a)(j)(k)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.010%	5/15/45	100,000	100,000	(j)(k)

Total California				300,000

Florida - 1.4%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.020%	5/1/24	2,100,000	2,100,000	(a)(j)(k)

New York - 1.2%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	700,000	700,000	(j)(k)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC	0.030%	11/1/41	1,000,000	1,000,000	(a)(j)(k)

Total New York				1,700,000

TOTAL MUNICIPAL BONDS (Cost - $4,700,000)				4,700,000

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $36,026)	0.010%	36,026	$36,026 (l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,736,026)			4,736,026

TOTAL INVESTMENTS - 133.3% (Cost - $181,876,433)			197,858,989
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.4)%			(600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (31.9)%			(47,400,000)
TOB Floating Rate Notes - (1.0)%			(1,445,000)
Other Liabilities in Excess of Other Assets - (0.0)%††			(21,181)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$148,392,808

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of August 31, 2021.

(h)	The maturity principal is currently in default as of August 31, 2021.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $36,026 and the cost was $36,026 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

18

Notes to Schedule of Investments (unaudited) (continued)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$190,855,605	—	$190,855,605
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,267,358	—	2,267,358

Total Long-Term Investments	—	193,122,963	—	193,122,963

Short-Term Investments†:
Municipal Bonds	—	4,700,000	—	4,700,000
Money Market Funds	$36,026	—	—	36,026

Total Short-Term Investments	36,026	4,700,000	—	4,736,026

Total Investments	$36,026	$197,822,963	—	$197,858,989

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2021. The following transactions were effected in such company for the period ended August 31, 2021.

20

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at November 30, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,410,752	1,410,752	$1,374,726	1,374,726

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2	—	$36,026

21